CALVERT GLOBAL ALTERNATIVE ENERGY FUND
Investment Objective

The Fund seeks long-term growth of capital through investment in equity securities of companies active in the alternative energy sector, using the Fund's corporate responsibility standards and strategies.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	CALVERT GLOBAL ALTERNATIVE ENERGY FUND Class I
Redemption fee (as % of amount redeemed or exchanged within 7 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		CALVERT GLOBAL ALTERNATIVE ENERGY FUND Class I
Management fees	[1]	1.10%
Distribution and service (12b-1) fees		none
Other expenses		0.40%
Total annual fund operating expenses		1.50%
Less fee waiver and/or expense reimbursement	[2]	(0.10%)
Net expenses		1.40%
[1]	Management fees are restated to reflect current fiscal year fees rather than the fees in effect during the previous fiscal year
[2]	Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2012. Direct net operating expenses will not exceed 1.40%. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

:you invest  $1,000,000 in the Fund for the time periods indicated;

:your investment has a 5% return each year;

:the Fund's operating expenses remain the same;

:the Fund's operating expenses remain the same; and

:any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held

Expense Example, No Redemption (USD $)	CALVERT GLOBAL ALTERNATIVE ENERGY FUND Class I
1 Year	14,252
3 Years	46,429
5 Years	80,898
10 Years	178,198

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ('turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the 'Example', affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 73% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities of U.S. and non-U.S. companies whose main business is alternative energy or that are significantly involved in the alternative energy sector. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund concentrates (invests more than 25% of its total assets) in the alternative energy industry..

Alternative energy includes renewable energy (solar, wind, geothermal, biofuel, hydrogen, biomass and other renewable energy sources that may be developed in the future), technologies that enable these sources to be tapped, and services or technologies that conserve or enable more efficient use of energy.

A company whose main business is alternative energy or that is significantly involved in the alternative energy sector will (1) derive at least 50% of its revenues or earnings from alternative energy activities; (2) devote at least 50% of its assets to such activities; or (3) be included in one of the following alternative energy indices: Ardour Global Alternative Energy Index (Composite)SM; Merrill Lynch Renewable Energy Index; S AND P Global Alternative Energy Index; WilderHill New Energy Global Innovation Index; and WilderHill Clean Energy Index. For more information on these indices, see 'Description of Alternative Energy Indices' in this Prospectus.

The Fund invests primarily in common stocks. The Fund invests in securities of all market capitalizations, but it may contain more small- and mid-cap stocks than large-cap stocks because many alternative energy companies are relatively new.

The Fund is non-diversified.

As a globally diverse fund, the Fund may invest in several countries in different geographic regions of the world, and the Subadvisor's stock selection process does not utilize a pre-determined geographic allocation. The Fund primarily invests in developed countries but may purchase securities in emerging markets.

The Fund may invest in American Depositary Receipts ('ADRs'), which may be sponsored or unsponsored, and Global Depositary Receipts ('GDRs').

The Subadvisor combines quantitative and fundamental processes. To develop the investible universe, the Subadvisor employs long-term strategic allocations for each sub-activity within the alternative energy sector. Fundamental and qualitative models evaluate stocks from the bottom up, focused on fundamental analysis of stocks of individual companies across all geographic regions. Top-down views on industries, sectors or regions act as risk controls in portfolio construction. The Subadvisor consults a panel of experts in the alternative energy field to obtain research and insight on political, economic and regional trends with respect to alternative energy segments.

Although the Fund may employ leverage by borrowing money and using it for the purchase of additional securities, the Fund does not currently intend to do so.

Sustainable and Socially Responsible Investing. The Fund will invest in ways consistent with Calvert's philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund, and gains or losses on a single stock may have greater impact on the Fund.

Energy Sector and Energy Price Risks. Stocks that comprise the energy sector may fall in value. Prices of energy (including traditional sources of energy such as oil, gas, or electricity) or alternative energy may fall.

Alternative Energy Industry Risk. The alternative energy industry can be significantly affected by obsolescence of existing technology, short product lifecycles, falling prices and profits, competition from new market entrants and general economic conditions. The industry can also be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations and policies. Companies in this industry could be adversely affected by commodity price volatility, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations. Changes in U.S., European and other governments' policies towards alternative energy also may adversely affect Fund performance.

Concentration Risk. A downturn in the alternative energy industry would impact the Fund more than a fund that does not concentrate in this industry. By focusing on a specific sector or industry, the Fund may be more volatile than a typical mutual fund.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market (including stock markets outside the U.S.) may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

ADR and GDR Risk. The risks of ADRs and GDRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Market Capitalization Risks. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities. Leverage Risk. If leverage were employed, borrowing would magnify the potential for gain or loss on the Fund's portfolio securities and would increase the possibility of fluctuation in the Fund's net asset value. Interest costs might not be recovered by appreciation of the securities purchased.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average..

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Calendar Year Total Return

Best Quarter (of periods shown) 6/30/2009 16.96% Worst Quarter (of periods shown) 12/31/2008 -21.68%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The aftertax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns ( as of 12-31-10 ) (with maximum sales charge deducted)
Average Annual Total Returns CALVERT GLOBAL ALTERNATIVE ENERGY FUND		1 Year	Since Inception	Inception Date
Class I		(19.70%)	(15.63%)	May 31, 2007
Class I Return after taxes on distributions		(19.70%)	(15.63%)	May 31, 2007
Class I Return after taxes on distributions and sale of Fund shares		(12.81%)	(12.79%)	May 31, 2007
Ardour Global Alternative Energy Index (Composite) Index	[1]	(16.44%)	(14.86%)
Lipper Global Natural Resources Funds Avg.		13.61%	0.07%
[1]	The Fund also shows the Aggressive Allocation Composite Index (64% Russell 3000 Index; 26% Morgan Stanley Capital International Europe Australasia Far East Global Investable Market Index; 10% Barclays Capital U.S. Credit Index) because it is more consistent with the Fund's portfolio construction process and represents a more accurate reflection of the Fund's anticipated risk and return patterns.

Indicies reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan 31, 2012
Registrant Name	dei_EntityRegistrantName	Calvert Impact Fund Inc
Central Index Key	dei_EntityCentralIndexKey	0001121624
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 31, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 31, 2011
Prospectus Date	rr_ProspectusDate	Jan 31, 2011
CALVERT GLOBAL ALTERNATIVE ENERGY FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption fee (as % of amount redeemed or exchanged within 7 days of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	1.10%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.40%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.50%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Net expenses	rr_NetExpensesOverAssets	1.40%
1 Year	rr_ExpenseExampleNoRedemptionYear01	14,252
3 Years	rr_ExpenseExampleNoRedemptionYear03	46,429
5 Years	rr_ExpenseExampleNoRedemptionYear05	80,898
10 Years	rr_ExpenseExampleNoRedemptionYear10	178,198
Annual Return 2008	rr_AnnualReturn2008	(58.01%)
Annual Return 2009	rr_AnnualReturn2009	23.63%
Annual Return 2010	rr_AnnualReturn2010	(19.70%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.93%)
1 Year	rr_AverageAnnualReturnYear01	(19.70%)
Since Inception	rr_AverageAnnualReturnSinceInception	(15.63%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
CALVERT GLOBAL ALTERNATIVE ENERGY FUND | Class I | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(19.70%)
Since Inception	rr_AverageAnnualReturnSinceInception	(15.63%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
CALVERT GLOBAL ALTERNATIVE ENERGY FUND | Class I | Return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.81%)
Since Inception	rr_AverageAnnualReturnSinceInception	(12.79%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
CALVERT GLOBAL ALTERNATIVE ENERGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CALVERT GLOBAL ALTERNATIVE ENERGY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks long-term growth of capital through investment in equity securities of companies active in the alternative energy sector, using the Fund's corporate responsibility standards and strategies.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities ('turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the 'Example', affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 73% of its portfolio's average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Calvert Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

:you invest  $1,000,000 in the Fund for the time periods indicated;

:your investment has a 5% return each year;

:the Fund's operating expenses remain the same;

:the Fund's operating expenses remain the same; and

:any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years Investment is Held
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities of U.S. and non-U.S. companies whose main business is alternative energy or that are significantly involved in the alternative energy sector. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund concentrates (invests more than 25% of its total assets) in the alternative energy industry..

Alternative energy includes renewable energy (solar, wind, geothermal, biofuel, hydrogen, biomass and other renewable energy sources that may be developed in the future), technologies that enable these sources to be tapped, and services or technologies that conserve or enable more efficient use of energy.

A company whose main business is alternative energy or that is significantly involved in the alternative energy sector will (1) derive at least 50% of its revenues or earnings from alternative energy activities; (2) devote at least 50% of its assets to such activities; or (3) be included in one of the following alternative energy indices: Ardour Global Alternative Energy Index (Composite)SM; Merrill Lynch Renewable Energy Index; S AND P Global Alternative Energy Index; WilderHill New Energy Global Innovation Index; and WilderHill Clean Energy Index. For more information on these indices, see 'Description of Alternative Energy Indices' in this Prospectus.

The Fund invests primarily in common stocks. The Fund invests in securities of all market capitalizations, but it may contain more small- and mid-cap stocks than large-cap stocks because many alternative energy companies are relatively new.

The Fund is non-diversified.

As a globally diverse fund, the Fund may invest in several countries in different geographic regions of the world, and the Subadvisor's stock selection process does not utilize a pre-determined geographic allocation. The Fund primarily invests in developed countries but may purchase securities in emerging markets.

The Fund may invest in American Depositary Receipts ('ADRs'), which may be sponsored or unsponsored, and Global Depositary Receipts ('GDRs').

The Subadvisor combines quantitative and fundamental processes. To develop the investible universe, the Subadvisor employs long-term strategic allocations for each sub-activity within the alternative energy sector. Fundamental and qualitative models evaluate stocks from the bottom up, focused on fundamental analysis of stocks of individual companies across all geographic regions. Top-down views on industries, sectors or regions act as risk controls in portfolio construction. The Subadvisor consults a panel of experts in the alternative energy field to obtain research and insight on political, economic and regional trends with respect to alternative energy segments.

Although the Fund may employ leverage by borrowing money and using it for the purchase of additional securities, the Fund does not currently intend to do so.

Sustainable and Socially Responsible Investing. The Fund will invest in ways consistent with Calvert's philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the fund invests at least 80% of its net assets in preferred securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund, and gains or losses on a single stock may have greater impact on the Fund.

Energy Sector and Energy Price Risks. Stocks that comprise the energy sector may fall in value. Prices of energy (including traditional sources of energy such as oil, gas, or electricity) or alternative energy may fall.

Alternative Energy Industry Risk. The alternative energy industry can be significantly affected by obsolescence of existing technology, short product lifecycles, falling prices and profits, competition from new market entrants and general economic conditions. The industry can also be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations and policies. Companies in this industry could be adversely affected by commodity price volatility, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations. Changes in U.S., European and other governments' policies towards alternative energy also may adversely affect Fund performance.

Concentration Risk. A downturn in the alternative energy industry would impact the Fund more than a fund that does not concentrate in this industry. By focusing on a specific sector or industry, the Fund may be more volatile than a typical mutual fund.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market (including stock markets outside the U.S.) may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

ADR and GDR Risk. The risks of ADRs and GDRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Market Capitalization Risks. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities. Leverage Risk. If leverage were employed, borrowing would magnify the potential for gain or loss on the Fund's portfolio securities and would increase the possibility of fluctuation in the Fund's net asset value. Interest costs might not be recovered by appreciation of the securities purchased.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average..

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com/MF/products/performancesummary.aspx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Pursuant to an Agreement and Plan of Reorganization, Class A shares of CALVERT GLOBAL ALTERNATIVE ENERGY FUND, a series of Summit Mutual Funds, Inc. ('SMF CALVERT GLOBAL ALTERNATIVE ENERGY FUND'), were reorganized into the Class A shares of an identical and newly created series of The Calvert Fund, CALVERT GLOBAL ALTERNATIVE ENERGY FUND, which commenced operations on September 18, 2009. The performance results prior to September 18, 2009, for Class A shares reflect the performance of SMF CALVERT GLOBAL ALTERNATIVE ENERGY FUND. In addition, performance results for Class A shares prior to February 1, 2007, the inception date for Class A shares of SMF CALVERT GLOBAL ALTERNATIVE ENERGY FUND, reflect the performance of Class I shares of SMF CALVERT GLOBAL ALTERNATIVE ENERGY FUND, adjusted for the 12b-1 distribution fees applicable to Class A.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (of periods shown) 6/30/2009 16.96% Worst Quarter (of periods shown) 12/31/2008 -21.68%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns ( as of 12-31-10 ) (with maximum sales charge deducted)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	(Indicies reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for Class C, R3 and I shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The aftertax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

CALVERT GLOBAL ALTERNATIVE ENERGY FUND | Ardour Global Alternative Energy Index (Composite) Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.44%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	(14.86%)	[3]
CALVERT GLOBAL ALTERNATIVE ENERGY FUND | Lipper Global Natural Resources Funds Avg.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.61%
Since Inception	rr_AverageAnnualReturnSinceInception	0.07%

[1]	Management fees are restated to reflect current fiscal year fees rather than the fees in effect during the previous fiscal year
[2]	Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2012. Direct net operating expenses will not exceed 1.40%. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.
[3]	The Fund also shows the Aggressive Allocation Composite Index (64% Russell 3000 Index; 26% Morgan Stanley Capital International Europe Australasia Far East Global Investable Market Index; 10% Barclays Capital U.S. Credit Index) because it is more consistent with the Fund's portfolio construction process and represents a more accurate reflection of the Fund's anticipated risk and return patterns.

Indicies reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.